Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
FIS Bright Portfolios Focused Equity ETF
Shareholder Report [Line Items]
Fund Name	FIS Bright Portfolios Focused Equity ETF
Class Name	FIS Bright Portfolios Focused Equity ETF
Trading Symbol	BRIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FIS Bright Portfolios Focused Equity ETF (the “Fund”) for the period of December 20, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/etfs/brif/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/etfs/brif/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
FIS Bright Portfolios Focused Equity ETF	$29	0.65%
[1],[2]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.65%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From December 20, 2024 through May 31, 2025, the FIS Bright Portfolios Focused Equity ETF (BRIF) delivered a strong total return, outperforming the MSCI USA Net Total Return USD Index.
WHAT FACTORS INFLUENCED PERFORMANCE
This relative outperformance was driven by security selection, with active return contribution estimated at +1.95%. Stock selection within healthcare and technology proved particularly effective, while the fund’s underweight to the financial services sector and selection within the industrials sector detracted from performance.
The top three contributors to performance were Uber Technologies, Inc., Abbott Laboratories, and Vertex Pharmaceuticals Incorporated.  Uber’s strength reflected robust earnings momentum and margin expansion in its mobility and delivery segments. Abbott benefited from steady growth in its diagnostics and medical devices business, while Vertex advanced on continued leadership in rare disease treatments. On the downside, the most significant detractors were Arista Networks, Inc., Salesforce, Inc., and Bristol-Myers Squibb Co. Arista and Salesforce were weighed down by valuation compression in high-multiple tech names despite solid fundamentals, while Bristol-Myers faced ongoing investor concerns around its drug pipeline and patent expirations which led to the managers’ decision to exit the position.

Top Contributors
↑	Uber Technologies, Inc.
↑	Abbott Laboratories
↑	Vertex Pharmaceuticals Incorporated
↑	W. R. Berkley Corporation
↑	Amgen Inc.

Top Detractors
↓	Arista Networks, Inc.
↓	Salesforce, Inc.
↓	Bristol-Myers Squibb Co.
↓	Tesla, Inc.
↓	Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/20/2024)
FIS Bright Portfolios Focused Equity ETF NAV	3.61
MSCI USA Net Total Return USD Index	1.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information. Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information.
Net Assets	$ 84,726,473
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 210,763
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$84,726,473
Number of Holdings	42
Net Advisory Fee	$210,763
Portfolio Turnover	34%
30-Day SEC Yield	0.69%

Holdings [Text Block]

Top 10 Issuers
NVIDIA Corp.	6.7%
Broadcom, Inc.	5.8%
Cisco Systems, Inc.	4.8%
Palo Alto Networks, Inc.	4.7%
Arista Networks, Inc.	4.1%
First American Treasury Obligations Fund	4.0%
Linde PLC	3.8%
Oracle Corp.	3.6%
Vertex Pharmaceuticals, Inc.	3.5%
AbbVie, Inc.	3.2%

Updated Prospectus Web Address	https://faithinvestorservices.com/etfs/brif/
FIS Christian Stock Fund
Shareholder Report [Line Items]
Fund Name	FIS Christian Stock Fund
Class Name	FIS Christian Stock Fund
Trading Symbol	PRAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FIS Christian Stock Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/pray/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Christian Stock Fund	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the year ending May 31, 2025, the Fund returned 9.23% on a Net Asset Value basis. The Fund’s benchmark index is the MSCI World Index Net (USD) which rose 13.72%.
WHAT FACTORS INFLUENCED PERFORMANCE
The three sectors that contributed the most to performance were health care, energy and utilities. Stock picking had the greatest impact as  NVIDIA Corporation  was once again the Fund’s largest holding throughout the period, and it was also one of the very best performers in the broad stock market. Other helpful technology stocks for the Fund were Palo Alto Networks, Inc. and ServiceNow, Inc. Their focus on software and services as compliments to Artificial Intelligence is a long-term theme the portfolio managers find appealing. Reflecting continued innovation in health care, Intuitive Surgical, Inc. in medical equipment also added to performance.
The three sectors that detracted the most from performance were consumer discretionary, financials and communication services. In each case, this was a result of stock selection and to a smaller degree the amount of capital allocated to these sectors. The individual stocks having the largest detraction to fund performance were ON Semiconductor Corp. in technology, Lennar Corporation in consumer discretionary, and Graphic Packaging Holding Company in materials. In an effort to mitigate risk concerns about the numerous economic and policy changes the US equity markets were facing, we had an allocation to cash which also detracted from performance during the period.

Top Contributors
↑	NVIDIA Corporation
↑	GFL Environmental Inc.
↑	Intuitive Surgical, Inc.
↑	ServiceNow, Inc.
↑	Palo Alto Networks, Inc.

Top Detractors
↓	ON Semiconductor Corp.
↓	Lennar Corporation
↓	Graphic Packaging Holding Company
↓	Toll Brothers, Inc.
↓	Bunge Global

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
FIS Christian Stock Fund NAV	9.23	6.13
MSCI WORLD Index Net (USD)	13.72	9.05
S&P 500 Total Return Index	13.52	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/pray/ for more recent performance information. Visit https://faithinvestorservices.com/pray/ for more recent performance information.
Net Assets	$ 68,719,953
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 424,497
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$68,719,953
Number of Holdings	71
Net Advisory Fee	$424,497
Portfolio Turnover	19%
30-Day SEC Yield	0.82%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	7.1%
NVIDIA Corp.	5.0%
Palo Alto Networks, Inc.	3.4%
Intuitive Surgical, Inc.	3.2%
Casey’s General Stores, Inc.	3.0%
GFL Environmental, Inc.	2.8%
Holcim AG	2.8%
ServiceNow, Inc.	2.4%
SBM Offshore NV	2.2%
Toll Brothers, Inc.	2.2%

Updated Prospectus Web Address	https://faithinvestorservices.com/pray/
FIS Knights of Columbus Global Belief ETF
Shareholder Report [Line Items]
Fund Name	FIS Knights of Columbus Global Belief ETF
Class Name	FIS Knights of Columbus Global Belief ETF
Trading Symbol	KOCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FIS Knights of Columbus Global Belief ETF (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://faithinvestorservices.com/etfs/kocg. You can also request this information by contacting us at 1-833-833-1311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-833-1311
Additional Information Website	https://faithinvestorservices.com/etfs/kocg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIS Knights of Columbus Global Belief ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-Month period ended May 31, 2025, the Fund outperformed its benchmark, MSCI ACWI Net Total Return Index (USD)  17.16% versus 13.65%. Strong relative performance of non-US equity markets where the Fund had a Value tilt, favorable allocation to and selection within Emerging Asia markets, and positive stock selection with a Growth bias in the US were important contributors.
WHAT FACTORS INFLUENCED PERFORMANCE
The top three sector contributors were Information Technology, Health Care and Communications Services. Favorable stock selection was the dominant driver in each case. Chinese Technology firm Xiaomi Corp., Semiconductor manufacturer Broadcom Inc. and German enterprise software provider SAP SE were the top contributors in Technology. Automated insulin pump maker Insulet Corp., drug distributor Cencora, Inc. and robotic surgical equipment maker Intuitive Surgical, Inc. led the Health Care sector. In Communcation Services the largest contributors were Netflix Inc., Deutsche Telecom AG and Hong Kong based entertainment company  Tencent Holdings Ltd.
The top three sectors detracting from performance were Consumer Staples, Industrials and Consumer Discretionary. The Campbell’s Co., General Mills, Inc., and troubled retailer Target  Corp. were the largest detractors in Consumer Staples. Industrials’ performance was chiefly hurt by buildings products maker Ferguson Enterprises, military contractor BAE Systems (sold before the large 2025 rally in defense stocks) and automotive auctioneer salvage yard operator Copart. In Consumer Discretionary, footwear maker Deckers Outdoor Corporation  was responsible for essentially the entire sector’s underperformance, as the shares fell sharply on tariff concerns in early 2025.

Top Contributors
↑	Broadcom Inc.
↑	Xiamoi Corp.
↑	Netflix Inc.
↑	NVIDIA Corp.
↑	Meta Platforms-A

Top Detractors
↓	Deckers Outdoor Corporation
↓	Ferguson Enterprises
↓	ASML Holding
↓	PDD Holdings Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/14/2021)
FIS Knights of Columbus Global Belief ETF NAV	17.16	6.06
MSCI ACWI Net Total Return Index (USD)	13.65	6.80
FTSE All World Index	13.82	6.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://faithinvestorservices.com/etfs/kocg for more recent performance information. Visit https://faithinvestorservices.com/etfs/kocg for more recent performance information.
Net Assets	$ 28,173,812
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 194,096
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$28,173,812
Number of Holdings	82
Net Advisory Fee	$194,096
Portfolio Turnover	16%
30-Day SEC Yield	0.83%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	5.0%
NVIDIA Corp.	4.4%
First American Treasury Obligations Fund	4.2%
Apple, Inc.	3.5%
Alphabet, Inc.	2.6%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.5%
JPMorgan Chase & Co.	1.9%
Visa, Inc.	1.8%
Berkshire Hathaway, Inc.	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
As announced on June 23, 2025, the Fund’s Board approved a Plan of Liquidation for the Fund. Liquidation payments to Fund shareholders are expected to be distributed on or about August 1, 2025 (“Liquidation Date”). After the close of business on July 11, 2025, the Fund will no longer accept creation orders. The last day of trading of Fund shares on the NYSE Arca, Inc. will be July 18, 2025. Shareholders who do not sell their Fund shares before market close on July 18, 2025, will receive cash in their brokerage accounts equal to the amount of the net asset value of their shares (which will include any capital gains and dividend distributions) on or about the Liquidation Date.

Updated Prospectus Web Address	https://faithinvestorservices.com/etfs/kocg

[1]
1	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full twelve month reporting period.

[2]
2	Annualized